Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2024			200,400,000
Beginning balance at Dec. 31, 2024		$ 10,332	$ 2	$ 8,598	$ 2,112	$ 12	$ (392)
Beginning balance (in shares) at Dec. 31, 2024							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		205			205
Common stock issuances (in shares)	[1]		100,000
Common stock issuances	[1]	7		13			$ (6)
Net other comprehensive income (loss)		(10)				(10)
Ending balance (in shares) at Mar. 31, 2025			200,500,000
Ending balance at Mar. 31, 2025		10,534	$ 2	8,611	2,317	2	$ (398)
Ending balance (in shares) at Mar. 31, 2025							(5,500,000)
Beginning balance (in shares) at Dec. 31, 2024			200,400,000
Beginning balance at Dec. 31, 2024		10,332	$ 2	8,598	2,112	12	$ (392)
Beginning balance (in shares) at Dec. 31, 2024							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		873
Net other comprehensive income (loss)		(8)				(8)
Ending balance (in shares) at Sep. 30, 2025			200.6
Ending balance at Sep. 30, 2025		10,907	$ 2	8,630	2,662	4	$ (391)
Ending balance (in shares) at Sep. 30, 2025							(5.5)
Beginning balance (in shares) at Mar. 31, 2025			200,500,000
Beginning balance at Mar. 31, 2025		10,534	$ 2	8,611	2,317	2	$ (398)
Beginning balance (in shares) at Mar. 31, 2025							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		289			289
Common stock issuances	[1]	10		10
Acquisitions via treasury stock		7					$ 7
Net other comprehensive income (loss)		3				3
Dividends (declared per common share)		(161)			(161)
Ending balance (in shares) at Jun. 30, 2025			200,500,000
Ending balance at Jun. 30, 2025		10,682	$ 2	8,621	2,445	5	$ (391)
Ending balance (in shares) at Jun. 30, 2025							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		379			379
Common stock issuances (in shares)	[1]		0.1
Common stock issuances	[1]	9		9
Net other comprehensive income (loss)		(1)				(1)
Dividends (declared per common share)		(162)			(162)
Ending balance (in shares) at Sep. 30, 2025			200.6
Ending balance at Sep. 30, 2025		$ 10,907	$ 2	8,630	2,662	4	$ (391)
Ending balance (in shares) at Sep. 30, 2025							(5.5)
Beginning balance (in shares) at Dec. 31, 2025		200,605,170	200,600,000
Beginning balance at Dec. 31, 2025		$ 10,837	$ 2	8,642	2,575	6	$ (388)
Beginning balance (in shares) at Dec. 31, 2025		(5,428,008)					(5,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		$ 196			196
Common stock issuances (in shares)	[1]		200,000				(100,000)
Common stock issuances	[1]	2		10			$ (8)
Net other comprehensive income (loss)		2				2
Ending balance (in shares) at Mar. 31, 2026			200,800,000
Ending balance at Mar. 31, 2026		$ 11,037	$ 2	8,652	2,771	8	$ (396)
Ending balance (in shares) at Mar. 31, 2026							(5,500,000)
Beginning balance (in shares) at Dec. 31, 2025		200,605,170	200,600,000
Beginning balance at Dec. 31, 2025		$ 10,837	$ 2	8,642	2,575	6	$ (388)
Beginning balance (in shares) at Dec. 31, 2025		(5,428,008)					(5,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		$ 898
Net other comprehensive income (loss)		$ 6				6
Ending balance (in shares) at Sep. 30, 2026		204,242,057	204.2
Ending balance at Sep. 30, 2026		$ 11,931	$ 2	9,148	3,118	12	$ (349)
Ending balance (in shares) at Sep. 30, 2026		(5,137,493)					(5.1)
Beginning balance (in shares) at Mar. 31, 2026			200,800,000
Beginning balance at Mar. 31, 2026		$ 11,037	$ 2	8,652	2,771	8	$ (396)
Beginning balance (in shares) at Mar. 31, 2026							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		315			315
Common stock issuances (in shares)	[1]		3,400,000
Common stock issuances	[1]	488		488
Dividends (declared per common share)		(175)			(175)
Ending balance (in shares) at Jun. 30, 2026			204,200,000
Ending balance at Jun. 30, 2026		11,665	$ 2	9,140	2,911	8	$ (396)
Ending balance (in shares) at Jun. 30, 2026							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		387			387
Common stock issuances	[1]	9		9
Acquisitions via treasury stock (in shares)							0.4
Acquisitions via treasury stock		46		(1)			$ 47
Net other comprehensive income (loss)		4				4
Dividends (declared per common share)		$ (180)			(180)
Ending balance (in shares) at Sep. 30, 2026		204,242,057	204.2
Ending balance at Sep. 30, 2026		$ 11,931	$ 2	$ 9,148	$ 3,118	$ 12	$ (349)
Ending balance (in shares) at Sep. 30, 2026		(5,137,493)					(5.1)

[1]	Includes stock-based compensation, employee stock purchase plan and dividend reinvestment and direct stock purchase plan activity.